CECL - Financial instruments measured at amortized cost and credit losses (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Overview of financial instruments measured at amortized cost, by balance sheet position [Line Items]
Cash and due from banks, Amortized cost basis	SFr 68,280	SFr 164,510
Cash and due from banks, Allowance for credit losses	0	0
Cash and due from banks, Net carrying value	68,280	164,510
Interest-bearing deposits with banks, Amortized cost basis	441	1,323
Interest-bearing deposits with banks, Allowance for credit losses	0	0
Interest-bearing deposits with banks, Net carrying value	441	1,323
Securities purchased under resale agreements and securities borrowing transactions, Amortized cost basis	18,005	35,283
Securities purchased under resale agreements and securities borrowing transactions, Allowance for credit losses	(0)	(0)
Securities purchased under resale agreements and securities borrowing transactions, Net carrying value	18,005	35,283
Debt securities held-to-maturity, Amortized cost basis	921	0
Debt securities held-to-maturity, Allowance for credit losses	0	0
Debt securities held-to-maturity, Net carrying value	921	0
Loans, Amortized cost basis	258,170	282,740
Allowance for credit losses	(1,363)	(1,297)	SFr (1,536)	SFr (1,049)
Loans, Net carrying value	256,807	281,443
Brokerage receivables, Amortized cost basis	17,899	20,873
Brokerage receivables, Allowance for credit losses	(4,081)	(4,186)
Brokerage receivables, Net carrying value	13,818	16,687
Other assets, Amortized cost basis	23,487	14,175
Other assets, Allowance for credit losses	(40)	(30)
Other assets, Net carrying value	23,447	14,145
Total, Amortized cost basis	387,203	518,904
Total, Allowance for credit losses	(5,484)	(5,513)
Total, Net carrying value	381,719	513,391
Bank
Overview of financial instruments measured at amortized cost, by balance sheet position [Line Items]
Cash and due from banks, Amortized cost basis	67,548	163,718
Cash and due from banks, Allowance for credit losses	0	0
Cash and due from banks, Net carrying value	67,548	163,718
Interest-bearing deposits with banks, Amortized cost basis	373	1,256
Interest-bearing deposits with banks, Allowance for credit losses	0	0
Interest-bearing deposits with banks, Net carrying value	373	1,256
Securities purchased under resale agreements and securities borrowing transactions, Amortized cost basis	18,005	35,283
Securities purchased under resale agreements and securities borrowing transactions, Allowance for credit losses	(0)	(0)
Securities purchased under resale agreements and securities borrowing transactions, Net carrying value	18,005	35,283
Debt securities held-to-maturity, Amortized cost basis	921	0
Debt securities held-to-maturity, Allowance for credit losses	0	0
Debt securities held-to-maturity, Net carrying value	921	0
Loans, Amortized cost basis	262,108	291,411
Allowance for credit losses	(1,362)	(1,296)	SFr (1,535)	SFr (1,048)
Loans, Net carrying value	260,746	290,115
Brokerage receivables, Amortized cost basis	17,899	20,875
Brokerage receivables, Allowance for credit losses	(4,081)	(4,186)
Brokerage receivables, Net carrying value	13,818	16,689
Other assets, Amortized cost basis	23,521	14,226
Other assets, Allowance for credit losses	(37)	(28)
Other assets, Net carrying value	23,484	14,198
Total, Amortized cost basis	390,375	526,769
Total, Allowance for credit losses	(5,480)	(5,510)
Total, Net carrying value	SFr 384,895	SFr 521,259